Fair Value (Assets And Liabilities Measured At Fair Value By Level On Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Assets:
Trading account assets, Trading securities	¥ 39,141,337		¥ 40,646,275
Trading account assets, Trading derivative assets	13,464,000	[1],[2],[3]	11,810,000	[1],[2],[3]
Investment securities, Available-for-sale securities	51,169,368		51,885,652
Liabilities:
Trading account liabilities, Trading derivative liabilities	13,810,000	[1],[2],[3]	11,765,000	[1],[2],[3]
Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities	5,579,428		4,837,231
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	25,681,517	[4]	28,837,319	[4]
Trading account assets, Trading derivative assets	13,459,820		11,808,956
Investment securities, Available-for-sale securities	51,169,368		51,885,652
Investment securities, Other investment securities	28,141		26,201
Others	446,031	[5],[6]	523,123	[5],[6]
Assets at fair value, Total	90,784,877		93,081,251
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	379,747		194,243
Trading account liabilities, Trading derivative liabilities	13,811,469		11,787,735
Obligation to return securities received as collateral	3,505,355		3,971,454
Others	656,166	[7]	704,991	[7]
Liabilities at fair value, Total	18,352,737		16,658,423
Equity securities classified as trading securities valued at net asset value	33,747		28,922
Unfunded commitment of trading securities classified as equity securities valued at net asset value	10,698		11,373
Real estate funds classified as other assets valued at net asset value	1,584		1,669
Hedged funds classified as other assets valued at net asset value	71		1,232
Private equity funds classified as other assets valued at net asset value	3,230		2,441
Unfunded commitment of real estate funds classified as other assets valued at net asset value
Unfunded commitment of hedged funds classified as other assets valued at net asset value			104
Unfunded commitment of private equity funds classified as other assets valued at net asset value	1,837		1,871
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	16,800,920	[4]	20,102,994	[4]
Trading account assets, Trading derivative assets	104,768		90,740
Investment securities, Available-for-sale securities	44,395,436		45,302,514
Others	418,511	[5],[6]	489,356	[5],[6]
Assets at fair value, Total	61,719,635		65,985,604
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	362,492		189,524
Trading account liabilities, Trading derivative liabilities	133,993		108,059
Obligation to return securities received as collateral	3,447,894		3,914,441
Liabilities at fair value, Total	3,944,379		4,212,024
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	8,044,867	[4]	8,075,408	[4]
Trading account assets, Trading derivative assets	13,260,871		11,640,992
Investment securities, Available-for-sale securities	6,270,840		6,038,450
Others	20,920	[5],[6]	28,169	[5],[6]
Assets at fair value, Total	27,597,498		25,783,019
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	17,255		4,719
Trading account liabilities, Trading derivative liabilities	13,597,889		11,611,316
Obligation to return securities received as collateral	57,156		57,013
Others	621,433	[7]	612,124	[7]
Liabilities at fair value, Total	14,293,733		12,285,172
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	835,730	[4]	658,917	[4]
Trading account assets, Trading derivative assets	94,181		77,224
Investment securities, Available-for-sale securities	503,092		544,688
Investment securities, Other investment securities	28,141		26,201
Others	6,600	[5],[6]	5,598	[5],[6]
Assets at fair value, Total	1,467,744		1,312,628
Liabilities:
Trading account liabilities, Trading derivative liabilities	79,587		68,360
Obligation to return securities received as collateral	305
Others	34,733	[7]	92,867	[7]
Liabilities at fair value, Total	114,625		161,227
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	9,078,429		8,616,092
Liabilities:
Trading account liabilities, Trading derivative liabilities	8,889,434		8,521,766
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	30,377		22,677
Liabilities:
Trading account liabilities, Trading derivative liabilities	40,828		25,293
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	9,012,931		8,565,213
Liabilities:
Trading account liabilities, Trading derivative liabilities	8,838,389		8,481,947
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	35,121		28,202
Liabilities:
Trading account liabilities, Trading derivative liabilities	10,217		14,526
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	4,079,612		2,916,179
Liabilities:
Trading account liabilities, Trading derivative liabilities	4,611,632		2,998,778
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	2,183		507
Liabilities:
Trading account liabilities, Trading derivative liabilities	796		3,997
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	4,073,187		2,909,201
Liabilities:
Trading account liabilities, Trading derivative liabilities	4,590,883		2,981,272
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	4,242		6,471
Liabilities:
Trading account liabilities, Trading derivative liabilities	19,953		13,509
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	173,695		148,686
Liabilities:
Trading account liabilities, Trading derivative liabilities	188,316		143,595
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	59,453		50,425
Liabilities:
Trading account liabilities, Trading derivative liabilities	78,956		57,464
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	78,034		65,827
Liabilities:
Trading account liabilities, Trading derivative liabilities	78,832		57,892
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	36,208		32,434
Liabilities:
Trading account liabilities, Trading derivative liabilities	30,528		28,239
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	69,957		71,059
Liabilities:
Trading account liabilities, Trading derivative liabilities	62,028		62,058
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	12,755		17,131
Liabilities:
Trading account liabilities, Trading derivative liabilities	13,413		21,305
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	38,819		43,826
Liabilities:
Trading account liabilities, Trading derivative liabilities	30,424		30,029
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	18,383		10,102
Liabilities:
Trading account liabilities, Trading derivative liabilities	18,191		10,724
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	58,127		56,940
Liabilities:
Trading account liabilities, Trading derivative liabilities	60,059		61,538
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	57,900		56,925
Liabilities:
Trading account liabilities, Trading derivative liabilities	59,361		60,176
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	227		15
Liabilities:
Trading account liabilities, Trading derivative liabilities	698		1,362
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities	3,829,932		5,924,318
Investment securities, Available-for-sale securities	40,157,720		41,589,009
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	3,609,059		5,688,374
Investment securities, Available-for-sale securities	38,006,971		39,852,612
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	220,873		235,944
Investment securities, Available-for-sale securities	2,150,749		1,736,397
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities	94,972		89,017
Investment securities, Available-for-sale securities	194,261		203,131
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	94,972		89,017
Investment securities, Available-for-sale securities	194,261		203,131
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities	13,495,972		14,932,951
Investment securities, Available-for-sale securities	1,589,136		1,271,421
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	11,811,693		13,133,023
Investment securities, Available-for-sale securities	1,031,042		794,822
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,670,965		1,784,478
Investment securities, Available-for-sale securities	406,364		324,952
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	13,314		15,450
Investment securities, Available-for-sale securities	151,730		151,647
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities	3,797,125		3,292,575
Investment securities, Available-for-sale securities	1,387,943		1,561,129
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	3,579,473		3,160,057
Investment securities, Available-for-sale securities	1,322,401		1,485,280
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	217,652		132,518
Investment securities, Available-for-sale securities	65,542		75,849
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Assets:
Trading account assets, Trading securities	1,203,979		1,495,148
Investment securities, Available-for-sale securities	857,447		980,595
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,164,561		1,483,547
Investment securities, Available-for-sale securities	846,138		961,337
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	39,418		11,601
Investment securities, Available-for-sale securities	11,309		19,258
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities	186,873		200,146
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities	183,727		197,034
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale securities	3,146		3,112
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Assets:
Trading account assets, Trading securities	691,946		655,350
Investment securities, Available-for-sale securities	1,047,133		1,058,044
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	191,360		215,686
Investment securities, Available-for-sale securities	945,195		948,168
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	500,586		439,664
Investment securities, Available-for-sale securities	101,938		109,876
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities	41,332		52,850
Investment securities, Available-for-sale securities	169,427		184,946
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	7,560		20,285
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	33,772		32,565
Investment securities, Available-for-sale securities	169,427		184,946
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities	808,263		794,868
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	808,263		794,868
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	1,717,996	[8]	1,600,242	[8]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	1,380,168	[8]	1,281,597	[8]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	306,840	[8]	291,526	[8]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	30,988	[8]	27,119	[8]
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities	5,579,428		4,837,231
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale securities	5,357,423		4,655,080
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities	¥ 222,005		¥ 182,151

[1]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2014.
[4]	Includes securities measured under the fair value option.
[5]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2014 were ¥1,669 million, ¥1,232 million and ¥2,441 million, respectively, and those at September 30, 2014 were ¥1,584 million, ¥71 million and ¥3,230 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2014 were nil, ¥104 million and ¥1,871 million, respectively, and those at September 30, 2014 were nil, nil and ¥1,837 million, respectively.
[6]	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
[7]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[8]	Includes investments valued at net asset value of ¥28,922 million and ¥33,747 million at March 31, 2014 and September 30, 2014, respectively. The unfunded commitments related to these investments at March 31, 2014 and September 30, 2014 were ¥11,373 million and ¥10,698 million, respectively. These investments were mainly hedge funds.